Business Acquisitions (Tables) - Benson Hill, Inc	12 Months Ended
Dec. 31, 2020
DDB
Business Acquisition [Line Items]
Schedule of acquired assets and liabilities were recorded at their estimated fair value

Fair Value at
December 21, 2018
Assets:
Accounts receivable	$5,672
Inventory	1,248
Prepaid expenses and other assets	155
Property and equipment	15,037
Right-of-use asset	331
Identified intangible assets	3,574
Goodwill	3,193
Total assets acquired	29,210
Liabilities:
Accounts payable	2,086
Accrued liabilities	797
Revolving line of credit	1,248
Lease liability	331
Long-term debt	1,817
Deferred tax liability	220
Total liabilities assumed	6,499
Total purchase price	$22,711

SGI
Business Acquisition [Line Items]
Schedule of acquired assets and liabilities were recorded at their estimated fair value

Fair Value at
February 7, 2019
Assets:
Accounts receivable	$247
Inventory	70
Property and equipment	785
Right-of-use asset	33
IPRD	4,710
Goodwill	9,260
Total assets acquired	15,105
Liabilities:
Accounts payable	1,047
Lease liability	33
Deferred revenue	211
Total liabilities assumed	1,291
Total purchase price	$13,814

J&J
Business Acquisition [Line Items]
Schedule of acquired assets and liabilities were recorded at their estimated fair value

Fair Value at
May 31, 2019
Assets:
Accounts receivable	$7,827
Inventory	1,814
Prepaid expenses and other assets	612
Property and equipment	4,033
Right-of-use asset	1,345
Identified intangible assets	8,950
Goodwill	1,878
Total assets acquired	26,459
Liabilities:
Accounts payable	8,294
Lease liability	1,345
Accrued liabilities	2,562
Total liabilities assumed	12,201
Total purchase price	$14,258